financial instruments - Fair values (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments
Long-term debt	CAD 13,660	CAD 12,931
Measured at amortized cost but fair value disclosed
Disclosure of detailed information about financial instruments
Long-term debt	14,255	13,533
Carrying value
Disclosure of detailed information about financial instruments
Assets	65	79
Liabilities	109	33
Carrying value | Foreign exchange derivatives
Disclosure of detailed information about financial instruments
Assets	4	10
Carrying value | Share-based compensation derivatives
Disclosure of detailed information about financial instruments
Assets	20	7
Carrying value | Available-for-sale portfolio investments
Disclosure of detailed information about financial instruments
Assets	41	62
Significant other observable inputs | Measured at fair value on a recurring basis
Disclosure of detailed information about financial instruments
Assets	65	79
Liabilities at fair value	109	33
Significant other observable inputs | Measured at fair value on a recurring basis | Foreign exchange derivatives
Disclosure of detailed information about financial instruments
Assets at fair value	4	10
Significant other observable inputs | Measured at fair value on a recurring basis | Share-based compensation derivatives
Disclosure of detailed information about financial instruments
Assets at fair value	20	7
Significant other observable inputs | Measured at fair value on a recurring basis | Available-for-sale portfolio investments
Disclosure of detailed information about financial instruments
Assets at fair value	41	62
Foreign exchange derivatives | Carrying value
Disclosure of detailed information about financial instruments
Liabilities	108	30
Foreign exchange derivatives | Significant other observable inputs | Measured at fair value on a recurring basis
Disclosure of detailed information about financial instruments
Liabilities at fair value	108	30
Share-based compensation derivatives | Carrying value
Disclosure of detailed information about financial instruments
Liabilities		3
Share-based compensation derivatives | Significant other observable inputs | Measured at fair value on a recurring basis
Disclosure of detailed information about financial instruments
Liabilities at fair value		CAD 3
Starting interest rate derivatives | Carrying value
Disclosure of detailed information about financial instruments
Liabilities	1
Starting interest rate derivatives | Significant other observable inputs | Measured at fair value on a recurring basis
Disclosure of detailed information about financial instruments
Liabilities at fair value	CAD 1